Stock Options (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, Beginning balance	100,000
Exercisable, Beginning balance	7,000
Granted	250,000	7,000
Excercised
Expired
Outstanding, Ending balance	350,000	100,000
Exercisable, Ending balance	62,996	7,000